Investments (Mortgage Loans by Portfolio Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Company-held mortgage loans held-for-investment, net
Commercial mortgage loans	$ 33,440	$ 32,482
Percentage of loans receivable on commercial mortgage loans	62.30%	66.20%
Agricultural mortgage loans	$ 11,663	$ 11,033
Percentage of loans receivable on agricultural mortgage loans	21.70%	22.50%
Residential mortgage loans	$ 8,562	$ 5,494
Percentage of loans receivable on residential mortgage loans	15.90%	11.20%
Subtotal	$ 53,665	$ 49,009
Percentage of loans receivable on subtotal	99.90%	99.90%
Valuation allowances	$ (257)	$ (258)	$ (272)	$ (304)
Percentage of loans receivable on valuation allowances	(0.50%)	(0.50%)
Subtotal mortgage loans, net	$ 53,408	$ 48,751
Percentage of loans receivable on subtotal mortgage loans held-for-investment, net	99.40%	99.40%
Percentage of residential mortgage loans - FVO	0.60%	0.60%
Total mortgage loans, net	$ 53,722	$ 49,059
Percentage of loans held for sale on total mortgage loans, net	100.00%	100.00%
Residential — FVO
Company-held mortgage loans held-for-investment, net
Total mortgage loans, net	$ 314	$ 308